Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total net sales	[1]	$ 607,219	$ 520,817	$ 636,080
Cost of revenues
Total cost of sales		347,141	301,423	322,388
Gross profit		260,078	219,394	313,692
Operating expenses
Research and development, net		88,303	84,012	94,253
Selling, general and administrative		250,937	205,224	231,138
Goodwill impairment			386,154
Total operating expenses		339,240	675,390	325,391
Operating loss		(79,162)	(455,996)	(11,699)
Gain from step acquisition		14,400
Financial income (expenses), net		(2,075)	(575)	4,555
Loss before income taxes		(66,837)	(456,571)	(7,144)
Income tax benefit (expenses)		3,906	16,394	(3,523)
Share in profits (losses) of associated companies		949	(3,939)	(412)
Net loss		(61,982)	(444,116)	(11,079)
Net loss attributable to non-controlling interests			(395)	(230)
Net loss attributable to Stratasys Ltd.		$ (61,982)	$ (443,721)	$ (10,849)
Net loss per share attributable to Stratasys Ltd. - basic and diluted (in Dollars per share)		$ (0.98)	$ (8.08)	$ (0.2)
Weighted average shares outstanding - basic and diluted (in Shares)		63,471	54,918	54,260
Comprehensive Loss
Net loss		$ (61,982)	$ (444,116)	$ (11,079)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(3,170)	533	(580)
Unrealized gains (losses) on derivatives designated as cash flow hedge		3,245	(1,663)	617
Other comprehensive income (loss), net of tax		75	(1,130)	37
Comprehensive loss		(61,907)	(445,246)	(11,042)
Less: Comprehensive loss attributable to non-controlling interests			(395)	(230)
Comprehensive loss attributable to Stratasys Ltd.		(61,907)	(444,851)	(10,812)
Products
Revenues
Total net sales		417,557	339,782	430,746
Cost of revenues
Total cost of sales		210,941	171,235	182,430
Services
Revenues
Total net sales		189,662	181,035	205,334
Cost of revenues
Total cost of sales		$ 136,200	$ 130,188	$ 139,958

[1]	Revenues are attributed to geographic areas based on the location of customer.